Income taxes (Schedule Of Reconciliation Of The Beginning And Ending Balance Of The Liability For Unrecognized Tax Benefits) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits, beginning balance	€ 0	€ 22,511	€ 21,749
Gross increases - tax positions in current year	1,800		1,157
Deconsolidation ASMPT		(22,325)
Foreign currency translation effect	75	(186)	(395)
Unrecognized tax benefits, ending balance	€ 1,875	€ 0	€ 22,511